Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans - Estimated Future Contributions and Current Year Contributions Table (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions in 2019	$ 155
Employer contributions	244
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	225	$ 254
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	19	$ 22
Funded Plans [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions in 2019	90
Employer contributions	161
Unfunded Plans [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions in 2019	43
Employer contributions	64
Unfunded Plans [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions in 2019	22
Employer contributions	$ 19